Segments (Details) - Schedule of Revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues [Abstract]
Revenues	$ 15,708	$ 25,008
Israel [Member]
Schedule of Revenues [Abstract]
Revenues	14,373	22,923
America [Member]
Schedule of Revenues [Abstract]
Revenues	531	265
Europe [Member]
Schedule of Revenues [Abstract]
Revenues	711	1,599
Asia Pacific [Member]
Schedule of Revenues [Abstract]
Revenues	$ 93	$ 221